Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Guaranteed percentage of employee contribution	25.00%
Percentage of discretionary contribution	25.00%
Percentage of maximum employee eligible compensation on pretax basis that can be contributed	50.00%
Expenses related to contributions to the 401k plan		$ 648	$ 370	$ 382
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum eligibility of employee compensation	6.00%